Share-based payments	12 Months Ended
Aug. 31, 2021
Share-based payments
Share-based payments

19. Share-based payments

Description of the plan

The Company has a fixed option plan. The Company’s stock option plan is administered by the Board of Directors. Under the plan, the Company’s Board of Directors may grant stock options to employees, advisors and consultants, and designates the number of options and the share price pursuant to the new options, subject to applicable regulations. The options, when granted, will have an exercise price of no less than the estimated fair value of shares at the date of grant.

Stock options

On multiple grant dates, the Company granted a total of 1,664,526 stock options at exercise prices varying between $2.78 and $16.29 per share to directors, officers, employees and consultants of the Company. The stock options will expire 5 to 10 years from the grant dates.

The Company recognizes share-based payments expense for option grants based on the fair value at the date of grant using the Black-Scholes valuation model. The share-based payments expense recognized for the year ended August 31, 2021 amounts to $7,121,444

[2020 – $1,312,071; 2019 - Nil]]. The table below lists the assumptions used to determine the fair value of these option grants. Volatility is based on public companies with characteristics similar to the Company.

	Exercise		Expected	Risk-free	Expected
Grant date	price	Market price	volatility	interest rate	life
	$	$	%	%	[years]
May 27, 2020	3.70	3.70	84	0.4	5
May 27, 2020	2.78	3.70	84	0.4	5
October 23, 2020	3.70	3.70	97	0.4	5
November 24, 2020	16.29	13.03	101	0.4	5
February 23, 2021	15.75	15.05	103	0.6	5
May 14, 2021	8.98	9.06	105	0.8	5
July 14, 2021	9.25	9.01	105	0.7	5

The following tables summarize information regarding the option grants outstanding as at August 31, 2021:

	Number of	Weighted average
	options	exercise price
	#	$
Balance at August 31, 2019	—	—
Granted	516,216	3.41
Balance at August 31, 2020	516,216	3.41
Granted	1,148,310	12.86
Forfeited	(5,405)	3.70
Balance at August 31, 2021	1,659,121	9.95

			Weighted
	Number of	Weighted	average
	options	average grant	remaining	Exercisable
Exercise price	outstanding	date fair value	contractual life	options
$	#	$	[years]
3.70	348,649	2.42	3.75	312,416
2.78	162,162	2.59	3.75	162,162
3.70	10,810	2.69	4.00	6,756
16.29	440,000	9.33	9.25	330,000
15.75	190,000	11.28	4.50	—
8.98	500,000	6.91	4.75	125,000
9.25	7,500	6.85	10.00	7,500

Warrants

On November 23, 2020, the Company granted the underwriter the option to purchase 151,800 Voting Common Shares of the Company for a period of five years from the date of the initial public offering at an exercise price of U.S. $12.50 ($16.53).

Weighted
average
		Number of	remaining
	Exercise	warrants	contractual
Grant date	price	outstanding	life
	$	#	[years]

November 23, 2020	16.53	151,800	4.25